Investment in an Equity Investee (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Investments in an Equity Investee
Investment in an equity investee	$ 80,519	$ 48,411
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in an Equity Investee
Investment in an equity investee	$ 80,519	$ 48,411	$ 37,740